UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 E Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold
                                         Managed Portfolio Series
                                         c/o U.S. Bancorp Fund Services,
                                         LLC, 615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-287-3700

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               03/31/2014 - 06/30/2014


Port Street Quality Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 WAL-MART STORES, INC.                                                                       Agenda Number:  933993479
--------------------------------------------------------------------------------------------------------------------------
        Security:  931142103
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2014
          Ticker:  WMT
            ISIN:  US9311421039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: AIDA M. ALVAREZ                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ROGER C. CORBETT                    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: PAMELA J. CRAIG                     Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: DOUGLAS N. DAFT                     Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: MICHAEL T. DUKE                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: TIMOTHY P. FLYNN                    Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: MARISSA A. MAYER                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: C. DOUGLAS MCMILLON                 Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: GREGORY B. PENNER                   Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: STEVEN S REINEMUND                  Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: JIM C. WALTON                       Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: S. ROBSON WALTON                    Mgmt          For                            For

1N.    ELECTION OF DIRECTOR: LINDA S. WOLF                       Mgmt          For                            For

2.     RATIFICATION OF ERNST & YOUNG LLP AS                      Mgmt          For                            For
       INDEPENDENT ACCOUNTANTS

3.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION

4.     REQUEST FOR INDEPENDENT CHAIRMAN POLICY                   Shr           Against                        For

5.     REQUEST FOR ANNUAL REPORT ON RECOUPMENT OF                Shr           Against                        For
       EXECUTIVE PAY

6.     REQUEST FOR ANNUAL REPORT ON LOBBYING                     Shr           Against                        For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 08/25/2014